Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)		Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balances at Feb. 28, 2022	[1]		$ 70	$ 30	$ (11,778,367)	$ (11,778,267)
Balance, shares at Feb. 28, 2022	[1]		70,370
Issuance of Common Shares			$ 13	17,295,860		17,295,873
Issuance of Common Shares, Shares			13,001
Net Loss					(5,033,496)	(5,033,496)
Balances at Feb. 28, 2023	[1],[2]		$ 83	17,295,890	(16,811,863)	484,110
Balance, shares at Feb. 28, 2023	[1],[2]		83,371
Net Loss					(2,256,134)	(2,256,134)
Balances at Aug. 31, 2023	[3]		$ 83	17,295,890	(19,067,997)	(1,772,024)
Balance, shares at Aug. 31, 2023	[3]		83,371
Balances at Feb. 28, 2023	[1],[2]		$ 83	17,295,890	(16,811,863)	484,110
Balance, shares at Feb. 28, 2023	[1],[2]		83,371
Net Loss					(7,332,151)	(7,332,151)
Issuance of Preferred Shares		473		1,603,027		1,603,500
Issuance of Preferred Shares, Shares		472,680
Common Shares Issued for Conversion of Preferred Stock			$ 53	3,968,507		3,968,560
Common Shares Issued for Conversion of Preferred Stock, shares			52,818
Purchases of Common Shares			$ 16	1,905,954		1,905,970
Purchases of Common Shares, Sharers			15,481
Issuance of Common Shares for Third Party Services			$ 4	13,106		13,110
Issuance of Common Shares for Third Party Services, Shares			4,337
Reverse Acquisition of Sigma Additive Solutions, Inc.		$ 1	$ 780	2,367,637		2,368,418
Reverse Acquisition of Sigma Additive Solutions, Inc., Shares		316	780,423
Stock Compensation				116,512		116,512
Preferred Stock Dividends				7,125	(7,125)
Balances at Feb. 29, 2024	[1]	$ 474	$ 936	27,277,758	(24,151,139)	3,128,029
Balance, shares at Feb. 29, 2024	[1]	472,996	936,430
Balances at May. 31, 2023	[3]		$ 83	17,295,890	(17,907,234)	(611,261)
Balance, shares at May. 31, 2023	[3]		83,371
Net Loss					(1,160,763)	(1,160,763)
Balances at Aug. 31, 2023	[3]		$ 83	17,295,890	(19,067,997)	(1,772,024)
Balance, shares at Aug. 31, 2023	[3]		83,371
Balances at Feb. 29, 2024	[1]	$ 474	$ 936	27,277,758	(24,151,139)	3,128,029
Balance, shares at Feb. 29, 2024	[1]	472,996	936,430
Balances at May. 31, 2024		$ 64	$ 1,346	27,304,840	(26,140,544)	1,165,706
Balance, shares at May. 31, 2024		63,494	1,345,932
Balances at Feb. 29, 2024	[1]	$ 474	$ 936	27,277,758	(24,151,139)	3,128,029
Balance, shares at Feb. 29, 2024	[1]	472,996	936,430
Net Loss					(3,513,367)	(3,513,367)
Common Shares Issued for Conversion of Preferred Stock		$ (410)	$ 410
Common Shares Issued for Conversion of Preferred Stock, shares		(409,502)	409,502
Issuance of Common Shares for Third Party Services			$ 43	130,957		131,000
Issuance of Common Shares for Third Party Services, Shares			42,709
Preferred Stock Dividends				21,376	(21,376)
Issuance of Convertible Preferred Shares		30		89,970		90,000
Issuance of Convertible Preferred Shares, shares			29,801
Stock Options Issued to Employees				30,235		30,235
Balances at Aug. 31, 2024		$ 94	$ 1,389	27,550,296	(27,685,882)	$ (134,103)
Balance, shares at Aug. 31, 2024		93,295	1,388,641			1,388,641
Balances at May. 31, 2024		$ 64	$ 1,346	27,304,840	(26,140,544)	$ 1,165,706
Balance, shares at May. 31, 2024		63,494	1,345,932
Net Loss					(1,534,650)	(1,534,650)
Issuance of Common Shares for Third Party Services			$ 43	130,957		131,000
Issuance of Common Shares for Third Party Services, Shares			42,709
Preferred Stock Dividends				10,688	(10,688)
Issuance of Convertible Preferred Shares		$ 30		89,970		90,000
Issuance of Convertible Preferred Shares, shares		29,801
Stock Options Issued to Employees				13,841		13,841
Balances at Aug. 31, 2024		$ 94	$ 1,389	$ 27,550,296	$ (27,685,882)	$ (134,103)
Balance, shares at Aug. 31, 2024		93,295	1,388,641			1,388,641

[1]	On December 29, 2023, Sigma Additive Solutions, Inc. acquired NextTrip in a reverse acquisition. NextTrip Group, LLC was issued 83,371 shares of Sigma Additive Solutions, Inc. common stock in exchange for 100% of the issued and outstanding capital stock of NextTrip at the time of the reverse acquisition. The Company has reflected this transaction retroactively in these financial statements.
[2]	On December 29, 2023, Sigma Additive Solutions, Inc. acquired NextTrip in a reverse acquisition. NextTrip Group, LLC was issued
[3]	On December 29, 2023, Sigma Additive Solutions, Inc. acquired NextTrip in a reverse acquisition. NextTrip Group, LLC was issued